Fair Value Measurements - Fair Value, Assets Measured on Recurring Basis (Details) - Fair Value, Inputs, Level 1 - Fair Value, Recurring	Jun. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 416,350,445
Derivative liability – Class K Founder Shares	$ 16,550,000